Additional Information Required by the Argentine Central Bank - Financial Assets as Collateral for Loans Borrowed as First Pledges (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of restricted assets [line items]
Total Restricted Assets	$ 410,869,202	$ 322,039,218
INVIU S.A.U.
Disclosure of restricted assets [line items]
Liquid offsetting entry required to operate as CNV agents	306,071	187,363
Guarantees linked to surety bonds	694,447	197,225
Surety	6,799	0
Tarjeta Naranja S.A.U.
Disclosure of restricted assets [line items]
Attachments arising from judicial cases	618	540,682
Guarantees linked to rental contracts	7,940	26,535
Galicia Asset Management S.A.U.
Disclosure of restricted assets [line items]
Liquid offsetting entry required to operate as collective investment products administration agents of mutual funds, as required by CNV	261,821	306,589
Galicia Securities S.A.U.
Disclosure of restricted assets [line items]
Liquid offsetting entry required to operate as CNV agents	149,144	186,107
Guarantees linked to surety bonds	11,642,308	1,112,291
For transactions in the market	$ 198,276	$ 646,074